Advances to suppliers, net (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Advances to suppliers net
Balance at beginning of year	$ 261,518	$ 148,617
Addition to allowance for doubtful accounts	0	136,966
Recovery in allowance for doubtful accounts	(207,668)	0
Translation adjustments	367	(24,065)
Balance at end of year	$ 54,217	$ 261,518